Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Disclosure of deposits [line items]
Demand	$ 499,484	$ 510,726
Notice	77,005	77,439
Term	664,679	643,522
Total deposits	1,241,168	1,231,687
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	183,035	186,530
Notice	59,654	57,614
Term	209,500	197,802
Total deposits	452,189	441,946
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	308,455	316,200
Notice	16,663	19,056
Term	418,654	409,819
Total deposits	743,772	745,075
Deposits - Bank [member]
Disclosure of deposits [line items]
Demand	7,994	7,996
Notice	688	769
Term	36,525	35,901
Total deposits	45,207	44,666
Deposits - Personal, Business and government, and Bank [member]
Disclosure of deposits [line items]
Demand	499,484	510,726
Notice	77,005	77,439
Term	664,679	643,522
Total deposits	1,241,168	1,231,687
Canada [member]
Disclosure of deposits [line items]
Total deposits	831,242	810,734
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	128,063	132,994
Notice	6,187	6,107
Term	193	168
Total deposits	134,443	139,269
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	300,806	302,746
Notice	14,502	14,641
Term	515,934	493,347
United States [member]
Disclosure of deposits [line items]
Total deposits	154,930	150,942
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	36,514	40,646
Total deposits	36,514	40,646
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	16,206	16,210
Notice	55,499	55,895
Term	83,225	78,837
Europe [member]
Disclosure of deposits [line items]
Total deposits	54,327	57,891
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	11	17
Total deposits	11	17
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,154	5,353
Notice	771	726
Term	48,402	51,812
Other International [member]
Disclosure of deposits [line items]
Total deposits	22,439	24,923
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	7,262	7,265
Total deposits	7,262	7,265
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,468	5,495
Notice	46	70
Term	$ 16,925	$ 19,358